Shareholders' Equity - Summary of Issued Share Capital and Reserves Attributable to Shareholders (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Summary of issued share capital and reserves attributable to shareholders [line items]
Share capital - par value	€ 322	€ 322
Share premium	7,487	7,731	€ 7,873	€ 8,059
Total share capital	322	322	319
Treasury shares	(337)	(325)	(190)
Revaluation reserves	3,461	4,920
Other reserves	149	(390)	1,347	1,283
Group equity	22,567	24,102	24,341	€ 26,250
Shareholders of Aegon NV [member]
Summary of issued share capital and reserves attributable to shareholders [line items]
Share capital - par value	322	322	319
Share premium	7,487	7,731	7,873
Total share capital	7,808	8,053	8,193
Retained earnings	9,995	9,699	7,609
Treasury shares	(337)	(325)	(190)
Total retained earnings	9,657	9,374	7,419
Revaluation reserves	3,461	4,920	5,381
Remeasurement of defined benefit plans	(1,850)	(1,669)	(1,820)
Other reserves	149	(390)	1,347
Group equity	€ 19,225	€ 20,288	€ 20,520